The American Trust
                                Allegiance Fund

                                One Court Street
                         Lebanon, New Hampshire  03766

                                 ANNUAL REPORT

                               FOR THE YEAR ENDED

                               FEBRUARY 28, 2002

                        AMERICAN TRUST ALLEGIANCE FUND

May, 2002

Dear Fellow Shareholder,

  We are pleased to send you the American Trust Allegiance Fund's annual report for the twelve months ending February 28, 2002. Assets equal $26.1 million.
The Fund's investment performance over the past twelve months was disappointing, as it lagged the S&P 500 Index over this time period. The Fund's disappointing performance can be largely attributed to an overweighted position in the technology sector. With hindsight, we were slower to react to the enormous decline in technology capital spending than we would have preferred. In many segments of the technology sector, the capital spending falloff was the worst on record, which when coupled with high valuations led to a dramatic decline in stock prices.

  Two of the lessons to be learned from the recent bear market are that diversification and valuation matter. We have shifted the portfolio toward significantly more diversification across sectors and industries, with our technology sector weighting reduced considerably. We believe that the broader economy and stock market will recover more quickly than the technology sector and associated stocks. Contrary to the past few years, we believe investors will focus more on the valuation of individual stocks and the importance of actual earnings and revenues. Our investment discipline continues to focus on the changes in the competitive position and the underlying fundamentals of the companies we own.

  Our research continues to favor predominantly large capitalization, domestic, high quality companies which possess, on average, growth in earnings per share faster than that of the general stock market. In the current market environment, we feel companies that have demonstrated a more predictable, consistent record of growth in earnings per share are the most attractive.

  We thank you for your support and look forward to helping you achieve your financial goals.

/s/Jeffrey M. Harris          /s/Paul H. Collins

Jeffrey M. Harris, CFA        Paul H. Collins

Mutual Fund investing involves risk; loss of principal is possible.

Please refer to page 3 of this report for performance information.

Distributed by Quasar Distributors, LLC. (05/02)

THE AMERICAN TRUST ALLEGIANCE FUND VS. THE S&P 500 INDEX

        Date     American Trust Allegiance Fund (ATAFX)      S&P 500 Index
        ----     --------------------------------------      -------------
      3/11/97                    $10,000                        $10,000
      5/31/97                    $10,630                        $10,501
      8/31/97                    $11,450                        $11,181
     11/30/97                    $12,200                        $11,929
      2/28/98                    $13,480                        $13,149
      5/31/98                    $13,620                        $13,724
      8/31/98                    $12,110                        $12,086
     11/30/98                    $15,130                        $14,749
      2/28/99                    $17,183                        $15,741
      5/31/99                    $17,842                        $16,606
      8/31/99                    $17,893                        $16,898
     11/30/99                    $20,765                        $17,835
      2/29/00                    $25,941                        $17,591
      5/31/00                    $23,536                        $18,344
      8/31/00                    $28,337                        $19,657
     11/30/00                    $20,887                        $17,078
      2/28/01                    $17,463                        $16,147
      5/31/01                    $16,473                        $16,411
      8/31/01                    $14,931                        $14,861
     11/30/01                    $14,900                        $14,995
      2/28/02                    $15,043                        $14,619

AVERAGE ANNUAL                                                SINCE
TOTAL RETURN                               ONE              INCEPTION
AS OF FEBRUARY 28, 2002                    YEAR             (3/11/97)
-----------------------                    ----             ---------
American Trust Allegiance Fund           -13.86%              8.56%
S&P 500 Index                             -9.46%              7.94%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Returns include reinvestment of dividends and capital gains and fee waivers in effect. In the absence of fee waivers, returns would be reduced. Short term performance, in particular, is not a good indication of the fund's future performance, and an investment should not be made based solely on returns. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS AT FEBRUARY 28, 2002

  Shares    COMMON STOCKS:  96.2%                                  Market Value
  ------    ---------------------                                  ------------
            AEROSPACE/DEFENSE:  2.8%
   3,500    General Dynamics Corp.                                 $   318,080
   5,700    United Technologies Corp.                                  415,815
                                                                   -----------
                                                                       733,895
                                                                   -----------

            AIR FREIGHT & COURIERS:  0.7%
   3,400    Expeditors International of
              Washington, Inc.                                         185,368
                                                                   -----------

            ALUMINUM:  1.5%
  10,600    Alcoa, Inc.                                                398,242
                                                                   -----------

            APPLICATION SOFTWARE:  1.2%
  11,200    Siebel Systems, Inc.*<F1>                                  310,912
                                                                   -----------

            BANKS:  6.3%
   8,300    Fifth Third Bancorp                                        529,208
   8,700    Northern Trust Corp.                                       470,844
  17,500    The Bank of New York Company, Inc.                         658,700
                                                                   -----------
                                                                     1,658,752
                                                                   -----------

            BROADCASTING & CABLE:  1.8%
  13,500    Comcast  Corp. - Special Class A*<F1>                      457,245
                                                                   -----------

            CHEMICALS - SPECIALTY:  1.5%
   8,400    Ecolab, Inc.*<F1>                                          393,372
                                                                   -----------

            COMPUTER HARDWARE:  1.6%
  11,000    Dell Computer Corp.*<F1>                                   271,590
   1,350    International Business Machines Corp.                      132,462
                                                                   -----------
                                                                       404,052
                                                                   -----------

            COMPUTER SERVICES:  1.0%
   5,500    Affiliated Computer Services, Inc. - Class A*<F1>          269,005
                                                                   -----------

            COMPUTER STORAGE/PERIPHERAL:  0.9%
  22,000    EMC Corp.*<F1>                                             239,800
                                                                   -----------

            CONSTRUCTION & ENGINEERING:  1.8%
   6,800    Jacobs Engineering Group, Inc.*<F1>                        458,660
                                                                   -----------

            CONSUMER FINANCE:  1.9%
  14,100    MBNA Corp.                                                 488,988
                                                                   -----------

            COSMETICS:  4.3%
  12,000    Alberto-Culver Co. - Class B                               624,840
   9,400    Avon Products, Inc.                                        485,886
                                                                   -----------
                                                                     1,110,726
                                                                   -----------

            DEPARTMENT STORES:  2.8%
  10,700    Kohl's Corp.*<F1>                                          724,069
                                                                   -----------

            DIVERSE FINANCIAL SERVICES:  9.5%
  15,300    American Express Co.                                       557,685
   4,200    Fannie Mae                                                 328,650
  17,000    Federated Investors, Inc. - Class B                        536,860
  11,700    Merrill Lynch & Co., Inc.                                  561,015
   9,800    State Street Corp.                                         496,860
                                                                   -----------
                                                                     2,481,070
                                                                   -----------

            ELECTRICAL COMPONENT:  1.4%
   6,300    Emerson Electric Co.                                       362,817
                                                                   -----------

            FOOD DISTRIBUTORS:  3.9%
  17,100    Performance Food Group Co.*<F1>                            637,659
  13,200    SYSCO Corp.                                                390,324
                                                                   -----------
                                                                     1,027,983
                                                                   -----------

            FOOD MISCELLANEOUS:  0.9%
   5,000    General Mills, Inc.                                        231,150
                                                                   -----------

            FOREST PRODUCTS:  0.8%
   3,500    Weyerhaeuser Co.                                           216,370
                                                                   -----------

            HOUSEHOLD PRODUCTS:  3.9%
   8,350    Colgate-Palmolive Co.                                      467,433
  12,800    The Clorox Co.                                             560,512
                                                                   -----------
                                                                     1,027,945
                                                                   -----------

            INSURANCE - BROKERS:  2.6%
   6,375    Marsh & McLennan Companies, Inc.                           672,881
                                                                   -----------

            INSURANCE - MULTI-LINE:  1.7%
   6,167    American International Group, Inc.                         456,173
                                                                   -----------

            IT CONSULTING & SERVICES:  0.8%
   7,200    SunGard Data Systems, Inc.*<F1>                            222,264
                                                                   -----------

            MACHINERY INDUSTRIAL:  2.9%
   5,300    Illinois Tool Works, Inc.                                  389,868
   7,200    Ingersoll-Rand Co.                                         360,000
                                                                   -----------
                                                                       749,868
                                                                   -----------

            MOTORCYCLE MANUFACTURERS:  2.7%
  13,600    Harley-Davidson, Inc.                                      697,136
                                                                   -----------

            NETWORKING EQUIPMENT:  0.8%
  14,520    Cisco Systems, Inc.*<F1>                                   207,201
                                                                   -----------

            OIL AND GAS - EQUIPMENT/SERVICE:  2.5%
  11,000    Schlumberger Ltd.                                          640,310
                                                                   -----------

            OIL AND GAS - INTEGRATED:  5.2%
   6,700    Chevron/Texaco                                             565,748
  13,100    Exxon Mobil Corp.                                          541,030
   4,700    Royal Dutch Petroleum Co. #<F2>                            241,439
                                                                   -----------
                                                                     1,348,217
                                                                   -----------

            RESTAURANTS:  4.9%
  16,000    Darden Restaurants, Inc.                                   676,480
  23,100    Sonic Corp.*<F1>                                           617,232
                                                                   -----------
                                                                     1,293,712
                                                                   -----------

            RETAIL - HOME IMPROVEMENT:  1.9%
  10,100    The Home Depot, Inc.                                       505,000
                                                                   -----------

            SEMICONDUCTOR EQUIPMENT:  1.0%
   5,800    Applied Materials, Inc.*<F1>                               252,126
                                                                   -----------

            SEMICONDUCTORS:  3.8%
   5,800    Analog Devices, Inc.*<F1>                                  215,818
  18,500    Intel Corp.                                                528,175
   8,000    Texas Instruments, Inc.                                    234,800
                                                                   -----------
                                                                       978,793
                                                                   -----------

            SERVICES - DATA PROCESSING:  4.1%
   4,200    Automatic Data Processing, Inc.                            221,382
   7,800    Concord EFS,  Inc.*<F1>                                    234,234
   7,500    First Data Corp.                                           611,400
                                                                   -----------
                                                                     1,067,016
                                                                   -----------

            SERVICES - DIVERSE/COMMERCIAL:  2.5%
  10,700    Apollo Group, Inc. - Class A*<F1>                          519,485
   3,200    Cintas Corp.                                               141,728
                                                                   -----------
                                                                       661,213
                                                                   -----------

            SPECIALTY STORES:  2.6%
  20,000    Bed Bath & Beyond, Inc.*<F1>                               668,000
                                                                   -----------

            SYSTEMS SOFTWARE:  2.6%
   7,250    Microsoft Corp.*<F1>                                       422,965
  15,700    Oracle Corp.*<F1>                                          260,934
                                                                   -----------
                                                                       683,899
                                                                   -----------

            TELEPHONE-INTEGRATED:  3.1%
   6,900    BellSouth Corp.                                            267,444
   9,600    SBC Communications, Inc.                                   363,264
   4,000    Verizon Communications, Inc.                               187,200
                                                                   -----------
                                                                       817,908
                                                                   -----------

            TOTAL COMMON STOCKS
              (Cost $24,806,649)                                    25,102,138
                                                                   -----------

Principal
  Amount    SHORT-TERM INVESTMENTS:  3.7%
---------   -----------------------------
$958,384    Federated Trust
              1.09% Due 3/1/2002 (Cost $958,384)                       958,384
                                                                   -----------

            Total Investments in Securities
              (Cost $25,765,033):  99.9%                            26,060,522
            Other Assets less Liabilities:  0.1%                        15,178
                                                                   -----------
            Net Assets:  100.0%                                    $26,075,700
                                                                   -----------
                                                                   -----------

*<F1> Non-income producing security.
#<F2> ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT FEBRUARY 28, 2002

ASSETS
   Investments in securities, at value
     (cost $25,765,033)                                            $26,060,522
   Cash                                                                 18,836
   Receivables:
       Due from advisor                                                  8,287
       Fund shares sold                                                  1,736
       Dividends and interest                                           21,572
   Prepaid expenses and other assets                                     8,020
                                                                   -----------
           Total assets                                             26,118,973
                                                                   -----------

LIABILITIES
   Accrued expenses                                                     43,273
                                                                   -----------
           Total liabilities                                            43,273
                                                                   -----------

NET ASSETS                                                         $26,075,700
                                                                   -----------
                                                                   -----------

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     PER SHARE [$26,075,700 / 1,855,654 shares
     outstanding; unlimited number of shares
     (par value $0.01) authorized]                                      $14.05
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $32,700,364
   Accumulated net realized loss on investments                     (6,920,153)
   Net unrealized appreciation on investments                          295,489
                                                                   -----------
           Net assets                                              $26,075,700
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 2002

INVESTMENT INCOME
   Income
       Dividends                                                   $   215,294
       Interest                                                         44,104
                                                                   -----------
           Total income                                                259,398
                                                                   -----------

   Expenses
       Advisory fees (Note 3)                                          266,280
       Administration fees (Note 3)                                     56,064
       Transfer agent fees                                              52,456
       Fund accounting fees                                             27,341
       Registration fees                                                19,327
       Audit fees                                                       21,608
       Reports to shareholders                                          19,255
       Custody fees                                                     12,278
       Miscellaneous                                                     5,613
       Legal fees                                                       11,891
       Trustee fees                                                      6,123
       Deferred organization expense                                     3,701
       Insurance expense                                                 2,807
                                                                   -----------
           Total expenses                                              504,744
           Less: advisory fee waiver (Note 3)                          (99,649)
                                                                   -----------
           Net expenses                                                405,095
                                                                   -----------
               NET INVESTMENT LOSS                                    (145,697)
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                 (6,372,357)
   Net change in unrealized appreciation on investments              2,111,359
                                                                   -----------
       Net realized and unrealized loss on investments              (4,260,998)
                                                                   -----------
           NET DECREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                             $(4,406,695)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                   Year Ended       Year Ended
                                                  February 28,     February 28,
                                                      2002             2001
                                                  ------------      -----------
(DECREASE) / INCREASE IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                             $  (145,697)    $  (310,502)
   Net realized (loss) / gain
     on investments                                 (6,372,357)        164,480
   Net unrealized appreciation /
     (depreciation) on investments                   2,111,359     (15,142,450)
                                                   -----------     -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                  (4,406,695)    (15,288,472)
                                                   -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on
     security transactions                            (709,246)     (1,001,777)
                                                   -----------     -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net (decrease) increase in net
     assets derived from net change
     in outstanding shares                            (765,630)     11,315,499
                                                   -----------     -----------
       TOTAL DECREASE IN NET ASSETS                 (5,881,571)     (4,974,750)

NET ASSETS
   Beginning of year                                31,957,271      36,932,021
                                                   -----------     -----------
   END OF YEAR                                     $26,075,700     $31,957,271
                                                   -----------     -----------
                                                   -----------     -----------

(a)<F3>  A summary of share transactions is as follows:

                              Year Ended                    Year Ended
                           February 28, 2002             February 28, 2001
                        ----------------------        -----------------------
                         Shares         Value          Shares         Value
                        --------      --------        --------       --------
Shares sold              245,748     $3,673,475        622,931     $15,165,103
Shares issued in
  reinvestment of
  distributions           49,283        692,922         47,738         974,814
Shares redeemed         (345,925)    (5,132,027)      (209,050)     (4,824,418)
                        --------    -----------       --------     -----------
Net (decrease) /
  increase               (50,894)   $  (765,630)       461,619     $11,315,499
                        --------    -----------       --------     -----------
                        --------    -----------       --------     -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                Year           Year           Year           Year       3/11/97*<F4>
                                               Ended          Ended          Ended          Ended         through
                                              2/28/02        2/28/01        2/29/00        2/28/99        2/28/98
                                              -------        -------        -------        -------        -------

Net asset value,
  beginning of period                          $16.76         $25.56         $16.93         $13.48         $10.00
                                               ------         ------         ------         ------         ------

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment loss                          (0.08)         (0.16)         (0.11)         (0.07)         (0.03)
   Net realized and unrealized
     gain (loss) on investments                 (2.24)         (8.10)          8.74           3.74           3.51
                                               ------         ------         ------         ------         ------
   Total from
     investment operations                      (2.32)         (8.26)          8.63           3.67           3.48
                                               ------         ------         ------         ------         ------

Less distributions:
   From net realized gain                       (0.39)         (0.54)            --          (0.22)            --
                                               ------         ------         ------         ------         ------

Net asset value,
  end of period                                $14.05         $16.76         $25.56         $16.93         $13.48
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------

Total return                                   (13.86)%       (32.68)%        50.97%         27.47%         34.80%++<F6>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (thousands)                       $26,076        $31,957        $36,932        $13,329         $6,360

Ratio of expenses to
  average net assets:
   Before expense
     reimbursement                               1.80%          1.56%          1.75%          2.30%          4.04%+<F5>
   After expense
     reimbursement                               1.45%          1.45%          1.45%          1.45%          1.45%+<F5>

Ratio of net investment loss
  to average net assets:
   After fees waived and
     expenses absorbed                          (0.52)%        (0.77)%        (0.73)%        (0.57)%        (0.42)%+<F5>

Portfolio turnover rate                         73.96%         86.13%         39.81%         40.99%         27.65%++<F6>

  *<F4>   Commencement of operations.
  +<F5>   Annualized.
 ++<F6>   Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2002

NOTE 1 - ORGANIZATION

    The American Trust Allegiance Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

    B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles.

    D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For the year ended February 28, 2002, American Trust Company (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the year ended February 28, 2002, the Fund incurred $266,280 in Advisory Fees.

    The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.45% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended February 28, 2002, the Advisor reduced its fees and absorbed Fund expenses in the amount of $99,649; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $383,870 at February 28, 2002. Cumulative expenses subject to recapture expire as follows:

                Year              Amount
                ----              ------
                2003            $174,965
                2004             109,256
                2005              99,649
                                --------
                                $383,870
                                --------
                                --------

    U.S. Bancorp Fund Services, LLC (formerly Investment Company Administration,
LLC) (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                            Fee rate
----------------                            --------
Less than $15 million                       $30,000
$15 million to less than $50 million        0.20% of average daily net assets
$50 million to less than $100 million       0.15% of average daily net assets
$100 million to less than $150 million      0.10% of average daily net assets
More than $150 million                      0.05% of average daily net assets

    Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Fund are also officers of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

    For the year ended February 28, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $21,716,640 and $19,487,925, respectively.

NOTE 5 - INCOME TAXES

    Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

    As of February 28, 2002, the components of net assets on a tax basis were as follows:

    Cost of investments                               $25,796,757

    Gross tax unrealized appreciation                   2,487,778
    Gross tax unrealized depreciation                  (2,224,013)
                                                      -----------
    Net tax unrealized appreciation                   $   263,765
                                                      -----------
                                                      -----------

    Capital loss carryforward, expiring in 2010       $ 5,489,082

    At February 28, 2002, the Fund has deferred capital losses occurring subsequent to October 31, 2001 of $1,399,347. For tax purposes, such losses will be reflected in the year ending February 28, 2003.

    The tax composition of dividends during the year ended February 28, 2002 was as follows:

    Long term capital gains                           $   709,246

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of American Trust Allegiance Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Trust Allegiance Fund series of Advisors Series Trust (the "Fund") at February 28, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights presented for the year ended February 28, 1999 and the period ended February 28, 1998 were audited by other independent accountants whose report dated March 26, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

New York, New York
April 17, 2002

INFORMATION ABOUT TRUSTEES AND OFFICERS

    The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request by calling 1-800-385-7003.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                         TERM OF          PRINCIPAL                                   # OF FUNDS     OTHER
                          POSITION       OFFICE AND       OCCUPATION                                  IN COMPLEX     DIRECTORSHIPS
NAME, AGE                 HELD WITH      LENGTH OF        DURING PAST                                 OVERSEEN BY    HELD BY
AND ADDRESS               THE TRUST      TIME SERVED      FIVE YEARS                                  TRUSTEE        TRUSTEE
-----------               ---------      -----------      ----------                                  -----------    -------------
Walter E. Auch            Trustee        Indefinite       Management                                  Fifteen        Nicholas-
(Born 1921)                              Term             Consultant                                                 Applegate
4455 E. Camelback Rd.,                                                                                               Funds,
Suite 261-E                              Since 1997                                                                  Salomon
Phoenix, AZ 85018                                                                                                    Smith Barney
                                                                                                                     Funds, Bayan
                                                                                                                     Strategic
                                                                                                                     Realty Trust,
                                                                                                                     Legend
                                                                                                                     Properties,
                                                                                                                     Pimco
                                                                                                                     Advisors LLP,
                                                                                                                     and Senele
                                                                                                                     Group

Donald E. O'Connor        Trustee        Indefinite       Financial                                   Fifteen        The Parnassus
(Born 1936)                              Term             Consultant; formerly                                       Fund
4455 E. Camelback Rd.,                                    Executive Vice                                             The Parnassus
Suite 261-E                              Since 1997       President and Chief                                        Income Fund
Phoenix, AZ 85018                                         Operating officer of                                       The Forward
                                                          ICI Mutual Insurance                                       Funds
                                                          Company (until
                                                          January, 1997); Vice
                                                          President, Operations,
                                                          Investment Company
                                                          Institute (until July,
                                                          1993).

George T. Wofford III     Trustee        Indefinite       Senior Vice                                 Fifteen        Not
(Born 1939)                              Term             President,                                                 Applicable
4455 E. Camelback Rd.,                                    Information Services,
Suite 261-E                              Since 1997       Federal Home Loan
Phoenix, AZ 85018                                         Bank of San Francisco

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

                                                                                                      # OF FUNDS     OTHER
                                         TERM OF          PRINCIPAL                                   IN COMPLEX     DIRECTORSHIPS
                          POSITION       OFFICE AND       OCCUPATION                                  OVERSEEN BY    HELD BY
NAME, AGE                 HELD WITH      LENGTH OF        DURING PAST                                 TRUSTEE OR     TRUSTEE OR
AND ADDRESS               THE TRUST      TIME SERVED      FIVE YEARS                                  OFFICER        OFFICER
-----------               ---------      -----------      ----------                                  -----------    -------------
Eric M. Banhazl           Trustee,       Indefinite       Senior Vice                                 Fifteen        Not
(Born 1957)               President      Term             President, U.S.                                            Applicable
2020 E. Financial Way     &                               Bancorp Fund
Glendora, CA 91741        Treasurer      Since 1997       Services, LLC, the
                                                          Fund's administrator
                                                          (since July, 2001);
                                                          Treasurer, Investec
                                                          Funds; formerly,
                                                          Executive Vice
                                                          President, Investment
                                                          Company
                                                          Administration, LLC
                                                          (ICA) (The Fund's
                                                          former administrator).

Chad E. Fickett           Secretary      Indefinite       Compliance                                                 None
(Born 1973)                              Term             Administrator,
615 E. Michigan St.                                       U.S. Bancorp Fund
Milwaukee, WI  53202                     Since            Services, LLC since
                                         March 2002       July 2000.

ADDITIONAL TAX INFORMATION (UNAUDITED)

Under section 852(b)(3)(c) of the Internal Revenue Code, the Fund hereby designates $709,246 as a capital gain dividend for the fiscal year ended February 28, 2002.

                                    ADVISOR
                    American Trust Investment Advisers, LLC
                                One Court Street
                               Lebanon, NH  03766
                                 1-800-788-8806

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                         615 E. Michigan St., 2nd Floor
                              Milwaukee, WI  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 TRANSFER AGENT
                             Orbitex Data Services
                        14707 California Street, Suite 5
                                Omaha, NE  68154
                                 1-800-385-7003

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA  94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-800-385-7003.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.